39) Transactions with related parties (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post Employment Benefits 1Abstract
Defined contribution supplementary pension plans	R$ 513,082	R$ 468,079	R$ 474,378
Total	R$ 513,082	R$ 468,079	R$ 474,378